Fair Value Measurements and Financial Instruments - Foreign Exchange Hedge (Details) - Foreign net investments - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 7,548	$ 7,250
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 3,385	$ 3,511